Statements of Financial Condition (Parenthetical) - $ / shares	Dec. 31, 2014	Dec. 31, 2013
Class A common stock
Common stock, par value	$ 0.00001
Common stock, authorized	0
Common stock shares issued	0
Common stock, outstanding	0
Virtu Financial, Inc. | Class A common stock
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, authorized	1,000	1,000
Common stock shares issued	100	100
Common stock, outstanding	100	100